Vessels and other equipment	12 Months Ended
Dec. 31, 2020
Vessels and other equipment
Vessels and other equipment

10.   Vessels and other equipment

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2018	$706,715	6,667	$713,382
Additions	183	3,107	3,290
Historical cost December 31, 2019	706,898	9,774	716,672
Depreciation for the year	(19,393)	(1,777)	(21,170)
Accumulated depreciation December 31, 2019	(70,264)	(5,977)	(76,241)
Vessels, net December 31, 2019	636,634	3,797	640,431

Historical cost December 31, 2019	706,898	9,774	716,672
Additions	8	—	8
Historical cost December 31, 2020	706,906	9,774	716,680
Depreciation for the year	(19,398)	(1,421)	(20,819)
Accumulated depreciation December 31, 2020	(89,662)	(7,398)	(97,060)
Vessels, net December 31, 2020	$617,244	2,376	$619,620

As of December 31, 2020, other equipment consists principally of office equipment, computers and a right-of-use-asset. As of December 31, 2019, other equipment consists principally of warehouse, office equipment, computers and a right-of-use asset. Other equipment of $308 and $845 is recorded net of accumulated depreciation of $260 and $679 in the consolidated balance sheet as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, the right-of-use assets and lease liability for operating leases was $61 and $91, respectively. Depreciation expense for other equipment was $118, $307 and $159 for the years ended December 31, 2020, 2019 and 2018, respectively.